CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Total	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Paid-in Capital	Accumulated (Deficit)	Accumulated other comprehensive income (loss)	Noncontrolling interest	Accumulated dividends in arrears	Equity secured receivables
Beginning Balance (in shares) (Predecessor) at Jun. 30, 2012		123,251	7,750	115,413
Beginning Balance (Predecessor) at Jun. 30, 2012	$ 39,105	$ 1		$ 1	$ 25,250	$ (15,532)	$ (3,045)		$ 40,274	$ (7,844)
Sale of 15,500,000 common shares, net of offering costs | Predecessor	1,688				1,688
Sale of 15,500,000 common shares, net of offering costs (in shares) | Predecessor				960
Dividends accumulated | Predecessor					(9,275)				9,275
Contingent stock earned | Predecessor	427				427
Net income (loss) | Predecessor	9,333					9,333
Series B preferred stock redemption (in shares) | Predecessor		(121,115)
Series B preferred stock redemption | Predecessor	(121,115)	$ (1)			(13,194)	(107,920)
Series B preferred stock dividends paid | Predecessor	(46,358)								(46,358)
Common stock dividends paid | Predecessor	(14,162)					(14,162)
Series C shares exchanged | Predecessor			(7,750)
Series C shares exchanged | Predecessor	(3,159)				(4,937)				(2,813)	4,591
Interest on shareholder note receivable | Predecessor	(548)									(548)
Stock compensation | Predecessor	251				251
Other comprehensive income (loss) | Predecessor	1,359
Fair market value adjustment on an available-for-sale security | Predecessor	968						968
Foreign currency translation adjustment | Predecessor	391						391
Ending Balance (in shares) (Predecessor) at Jun. 30, 2013		2,136		116,373
Ending Balance (Predecessor) at Jun. 30, 2013	(133,179)			$ 1	210	(128,281)	(1,686)		378	(3,801)
Dividends accumulated | Predecessor					(25)				25
Contingent stock earned | Predecessor	52				52
Net income (loss) | Predecessor	(23,685)					(23,685)
Stock compensation | Predecessor	53				53
Contingent stock deposited in escrow (in shares) | Predecessor		(2,136)
Contingent stock deposited in escrow | Predecessor	(1,301)				(898)				$ (403)
Settlement of shareholder notes | Predecessor	3,801									$ 3,801
Other comprehensive income (loss) | Predecessor	739
Fair market value adjustment on an available-for-sale security | Predecessor	8						8
Foreign currency translation adjustment | Predecessor	731						731
Ending Balance (in shares) (Predecessor) at Aug. 14, 2013				116,373
Ending Balance (in shares) (Scenario, Adjustment) at Aug. 14, 2013				30,969,716
Ending Balance (in shares) at Aug. 14, 2013				30,969,716
Ending Balance (Predecessor) at Aug. 14, 2013	(153,520)			$ 1	(608)	(151,966)	(947)
Ending Balance (Scenario, Adjustment) at Aug. 14, 2013	161,335			30,969	130,366
Ending Balance at Aug. 14, 2013	172,341			$ 30,970	141,371
Acquisition of noncontrolling interest	6,654				736			$ 5,918
Net income (loss)	(51,648)					(51,864)		216
Stock compensation	1,063				1,063
Other comprehensive income (loss)	12,787
Fair market value adjustment on an available-for-sale security	9						9
Pension adjustment, net	6,943						6,963	(20)
Foreign currency translation adjustment	5,835						5,919	(84)
Ending Balance (in shares) at Jun. 30, 2014				61,939,432
Ending Balance at Jun. 30, 2014	302,532			$ 61,939	273,536	(51,864)	12,891	6,030
Net income (loss)	7,026					6,499		527
Stock compensation	5,159				5,159
Other comprehensive income (loss)	(26,027)
Fair market value adjustment on an available-for-sale security	6						6
Pension adjustment, net	12,780						12,780
Foreign currency translation adjustment	(38,813)						(38,964)	151
Ending Balance (in shares) at Jun. 30, 2015				61,939,432
Ending Balance at Jun. 30, 2015	288,690			$ 61,939	278,695	(45,365)	(13,287)	6,708
Sale of 15,500,000 common shares, net of offering costs	179,400			$ 15,500	163,900
Sale of 15,500,000 common shares, net of offering costs (in shares)				15,500,000
Net income (loss)	8,693					8,873		(180)
Stock compensation	26,044			$ 14	26,030
Stock compensation, shares				13,514
Purchase of non-controlling interest	(2,586)				1,063		(12)	(3,637)
Other comprehensive income (loss)	(24,762)						(24,762)
Fair market value adjustment on an available-for-sale security	89
Pension adjustment, net	(2,087)
Foreign currency translation adjustment	(22,764)
Ending Balance (in shares) at Mar. 31, 2016				77,452,946
Ending Balance at Mar. 31, 2016	$ 475,479			$ 77,453	$ 469,688	$ (36,492)	$ (38,061)	$ 2,891